Related Party Transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Related Party Transactions
Summary of outstanding receivables (payables) from former parent ("Napo")
	March 31,	December 31,
	2017	2016
Due from former parent	$221,429	$299,819
Royalty payable to former parent	(7)	(171)

Net receivable (payable) to former parent	$221,422	$299,648

	December 31, 2016	December 31, 2015
Due from former parent	$299,819	$6,008
Royalty payable to former parent	(171)	(2,809)

Net receivable from former parent	$299,648	$3,199

	December 31, 2016	December 31, 2015
License fee payable to former parent	—	(425,000)